Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

	December 31,
	2019	2018
Prepaid insurance	$250	$224
Deferred direct contract acquisition costs	805	—
Prepaid offering costs	266	—
Other prepaid expenses and current assets	231	1,688

Total prepaid expenses and other current assets	$1,552	$1,912